Allowance for Credit Losses (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)		Mar. 31, 2013 INR		Mar. 31, 2012 INR		Mar. 31, 2013 Specific allowance for credit losses Retail Loans Auto loans INR		Mar. 31, 2012 Specific allowance for credit losses Retail Loans Auto loans INR		Mar. 31, 2013 Specific allowance for credit losses Retail Loans Personal loans/Credit card INR		Mar. 31, 2012 Specific allowance for credit losses Retail Loans Personal loans/Credit card INR		Mar. 31, 2013 Specific allowance for credit losses Retail Loans Retail business banking INR		Mar. 31, 2012 Specific allowance for credit losses Retail Loans Retail business banking INR		Mar. 31, 2013 Specific allowance for credit losses Retail Loans Commercial vehicle and construction equipment finance INR		Mar. 31, 2012 Specific allowance for credit losses Retail Loans Commercial vehicle and construction equipment finance INR		Mar. 31, 2013 Specific allowance for credit losses Retail Loans Housing loans INR		Mar. 31, 2012 Specific allowance for credit losses Retail Loans Housing loans INR		Mar. 31, 2013 Specific allowance for credit losses Retail Loans Other retail INR		Mar. 31, 2012 Specific allowance for credit losses Retail Loans Other retail INR		Mar. 31, 2013 Specific allowance for credit losses Wholesale loans INR		Mar. 31, 2012 Specific allowance for credit losses Wholesale loans INR		Mar. 31, 2013 Unallocated allowance for credit losses Retail Loans INR		Mar. 31, 2012 Unallocated allowance for credit losses Retail Loans INR		Mar. 31, 2013 Unallocated allowance for credit losses Wholesale loans INR		Mar. 31, 2012 Unallocated allowance for credit losses Wholesale loans INR
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, beginning of the period	$ 511.9		27,906.9		25,894.3		461.7		503.1		755.9		895.2		4,542.7		4,396.8		978.0		594.1		269.4		237.2		1,875.3		1,885.9		6,433.7		7,577.5		11,382.5		8,357.0		1,207.7		1,447.5
Write-offs	(217.9)		(11,876.0)		(10,229.6)		(1,547.5)		(1,277.1)		(5,516.5)		(4,862.7)		(155.3)		(220.6)		(2,498.4)		(555.8)		(38.5)		(46.3)		(1,124.7)		(448.7)		(995.1)		(2,818.4)		0				0
Net allowance for credit losses	324.0	[1]	17,663.3	[1]	12,242.2	[2]	1,642.5	[1]	1,235.7	[2]	5,827.7	[1]	4,723.4	[2]	670.8	[1]	366.5	[2]	3,614.8	[1]	939.7	[2]	(45.9)	[1]	78.5	[2]	1,000.4	[1]	438.1	[2]	315.9	[1]	1,674.6	[2]	3,349.1	[1]	3,025.5	[2]	1,288.0	[1]	(239.8)	[2]
Allowance for credit losses, end of the period	618.0		33,694.2		27,906.9		556.7		461.7		1,067.1		755.9		5,058.2		4,542.7		2,094.4		978.0		185.0		269.4		1,751.0		1,875.3		5,754.5		6,433.7		14,731.6		11,382.5		2,495.7		1,207.7
Allowance for credit losses:
Allowance individually evaluated for impairment	105.5		5,754.5		6,433.7		0		0		0		0		0		0		0		0		0		0		0		0		5,754.5		6,433.7		0		0		0		0
Allowance collectively evaluated for impairment	512.5		27,939.7		21,473.2		556.7		461.7		1,067.1		755.9		5,058.2		4,542.7		2,094.4		978.0		185.0		269.4		1,751.0		1,875.3		0		0		14,731.6		11,382.5		2,495.7		1,207.7
Loans:
Loans individually evaluated for impairment	120.2		6,553.0		7,723.6		0		0		0		0		0		0		0		0		0		0		0		0		6,553.0		7,723.6		0		0		0		0
Loans collectively evaluated for impairment	$ 46,436.0		2,531,692.8		2,026,557.6		1,238.7		952.5		1,550.6		1,087.4		5,790.1		5,015.4		3,657.9		1,589.4		268.0		402.1		2,073.8		2,264.5		0		0		1,714,924.6		1,333,655.5		802,189.1		681,590.8

[1]	Net allowances for credit losses charged to expense does not include the recoveries against write-off cases amounting to Rs 4,975.3 million.
[2]	Net allowances for credit losses charged to expense does not include the recoveries against write-off cases amounting to Rs 4,404.9 million.